Income Taxes, Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of unrecognized income tax benefits
Unrecognized tax benefit, beginning balance	$ 36,075	$ 28,813	$ 26,460
Additions for tax positions of current year	7,099	7,766	5,925
Additions for tax positions of prior years	1,193	154	1,501
Reductions for tax positions of prior years	(99)	(554)	(45)
Reductions for settlements of tax positions	(273)		(576)
Reductions for lapses in statutes of limitations	(5,488)	(104)	(4,452)
Unrecognized tax benefit, ending balance	38,507	36,075	28,813
Effect of unrecognized tax benefit on income tax expense	$ 25,400	$ 23,400	$ 18,700